Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) VEF / $	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2016 VEF / $	Jan. 31, 2014 VEF / $
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Maximum Period of Payment terms for which sales to dealers do not qualify for an "interest free" period			30 days
Delinquent period in which recognition of income on loans is suspended			120 days
Minimum period of delinquency reported on receivables past due date			30 days
Advertising expense			$ 145,000,000	$ 155,000,000	$ 218,000,000
Foreign currency transaction net gain			50,000,000
Foreign currency transaction net loss				581,000,000	340,000,000
Net loss realized on foreign currency			149,000,000	289,000,000	132,000,000
Impairment of non-monetary assets			34,000,000
Bonds held in principal amount				50,000,000
CNH paid interest			930,000,000	945,000,000	944,000,000
Loss on repurchase of Notes			60,000,000
CNH paid taxes			104,000,000	345,000,000	744,000,000
Gain Loss at the time of securitization			0
Impairment of goodwill and other intangible assets			$ 0	0
Minimum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Weighted Average Life			5 years
Maximum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Weighted Average Life			25 years
Case New Holland Industrial Inc. (formerly Case New Holland Inc.) [Member] | 7.875% Notes [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Loss on repurchase of Notes			$ 60,000,000
Bonds, maturity year	2017		2017
Bonds, interest rate	7.875%		7.875%
Venezuelan Bolivar Fuerte [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Foreign currency transaction net loss			$ 27,000,000	150,000,000	$ 71,000,000
ARGENTINA
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Foreign currency transaction net loss			$ 22,000,000	$ 40,000,000
Venezuelan Bolivar Fuerte [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Exchange rate adjustment pre-tax re-measurement charge		$ 150,000,000
Exchange rate adjustment after-tax re-measurement charge		$ 150,000,000
Venezuelan Bolivar Fuerte [Member] | CENCOEX
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $						10	6.3
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $			673.76
Charges on re-measurement of monetary asset			$ 12,000,000
Impairment of non-monetary assets			19,000,000
Re-measurement charges on assessment of the recoverability of monetary asset			15,000,000
Future de-consolidate operations charge before tax			84,000,000
Future de-consolidate operations charge after tax			$ 84,000,000
Future control over operation, Description			If, in the future, it concludes that it no longer maintains control over its operations in Venezuela, CNH Industrial may need to de-consolidate its operations in Venezuela, which would result in a pre- and after-tax charge of approximately $84 million.